Settlement of legal proceedings	12 Months Ended
Jun. 30, 2019
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Settlement of legal proceedings

Note 35. Settlement of legal proceedings

In the prior financial year, the consolidated entity reached an agreement with another ASX listed company, Noxopharm Limited, in relation to that company’s key asset, NOX66. Under this agreement, the consolidated entity has released Noxopharm Limited from any claims of ownership it believes it may have had of NOX66 or the IP and technology that underpins it. In return, the consolidated entity received the following:

1) 5,970,714 ordinary shares in Noxopharm Limited, held under voluntary escrow until 14 June 2018 (value at date of settlement: A$6,490,680);

2) 3,000,000 unlisted options in Noxopharm Limited, with an exercise price of $0.80, expiring 18 January 2020, unable to be exercised prior to 18 July 2018 (value at date of settlement: $1,770,000);

3) Extinguishment of certain convertible notes (book value: $136,000); and

4) a cash payment of $165,000 (including GST) from Noxopharm Limited.

Items 1,2 and 4, totalling $8,410,680 net of GST, have been reflected in the profit and loss as ‘other income’ while item 3, representing $136,000, has been dealt with as a movement in equity in the 2018 financial year.